Statement of Shareholders' Equity (USD $) In Millions	Marathon	Net Investment Predecessor	Net Investment Predecessor Marathon	Member Interest Successor
Balance at beginning of period at Dec. 31, 2008		$ 415.5
Net earnings		54.7
Distributions, net			(104.0)
Balance at end of period at Dec. 31, 2009		366.2
Net earnings		61.0
Distributions, net			(114.8)
Balance at end of period at Nov. 30, 2010		312.4
Balance at beginning of period at Jun. 22, 2010
Net earnings				24.8
Capital contribution				260.1
Stock-based compensation				0.1
Balance at end of period at Dec. 31, 2010				285.0
Net earnings				28.3
Distributions, net				(2.3)
Other comprehensive loss				(0.4)
Stock-based compensation				1.6
Balance at end of period at Dec. 31, 2011				$ 312.2